Offerings - Offering: 1	Feb. 18, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares issuable upon conversion of convertible notes
Amount Registered | shares	61,021,551
Proposed Maximum Offering Price per Unit | $ / shares	1.77
Maximum Aggregate Offering Price	$ 108,008,145.27
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,915.92
Offering Note	The number of shares registered represents a good faith estimate of the maximum number of registrant’s ordinary shares issuable upon conversion of $15 million in aggregate principal amount of convertible promissory notes issued pursuant to that certain Securities Purchase Agreement, dated January 16, 2026, by and among Black Titan Corporation and the selling shareholders named in this prospectus.Calculated pursuant to Rule 457(c) based on the average of the high and low prices of the registrant’s ordinary shares as reported on Nasdaq within five business days prior to the filing of this registration statement on February 11, 2026.Pursuant to Rule 416 under the U.S. Securities Act of 1933, as amended, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions affecting the registrants outstanding ordinary shares.